Income taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 18,741	$ 20,892
Deferred tax liabilities	(24,849)	(26,377)
Net asset (liability)	(6,108)	(5,485)	$ (3,179)	$ (7,655)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	7,936	8,575
Deferred tax liabilities	0	(28)
Net asset (liability)	7,936	8,547
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	520	514
Deferred tax liabilities	(23,724)	(26,041)
Net asset (liability)	(23,204)	(25,527)
Asset retirement obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6,928	7,816
Deferred tax liabilities	0	0
Net asset (liability)	6,928	7,816
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,180	1,298
Deferred tax liabilities	(2)	(2)
Net asset (liability)	1,178	1,296
Pensions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	535	747
Deferred tax liabilities	(5)	(6)
Net asset (liability)	530	741
Derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	406	446
Deferred tax liabilities	(313)	0
Net asset (liability)	93	446
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,235	1,495
Deferred tax liabilities	(805)	(300)
Net asset (liability)	$ 430	$ 1,195